UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:1/31/14

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

JANUARY 31, 2014

INVESTOR CLASS SHARES  (WADEX)

1-866-950-6WFG

www.wadefunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Wade Tactical L/S Fund
PORTFOLIO REVIEW
January 31, 2014 (Unaudited)

The Fund's performance figures* for the period ended January 31, 2014, as compared to its benchmark:
					Annualized
	Six Months	One Year	Three Year	Five Year	Since Inception **
Wade Tactical L/S Fund - Investor Class	0.45%	7.25%	3.50%	7.90%	7.82%
Lipper Long/Short Equity Funds Index +	3.12%	8.11%	4.55%	8.51%	8.58%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized. Per the fee table in the November 29, 2013 prospectus, the Fund's total annual operating expense ratio is 2.06%. For performance information current to the most recent month-end, please call 1-866-950-6934.

** Inception date is December 2, 2008.
+ The performance of the Lipper Long/Short Equity Fund Index is based on the total returns of funds within the index. It is not possible to invest directly in an index.
				% of
Top Ten Industries				Net Assets
Equity Funds				25.0%
Debt Funds				10.9%
Pharmaceuticals				4.1%
Telecommunications				3.9%
Retail				3.9%
Oil & Gas				3.8%
Diversified Financial Services				3.6%
Aerospace/Defense				3.5%
Semiconductors				3.2%
Asset Allocation Fund				3.0%
Other*				38.0%
Other Assets Less Liabilities - Net				(2.9)%
				100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

* Other represents less than 3.0% in the following industries: Agriculture, Airlines, Auto Parts & Equipment, Banks, Beverages, Biotechnology, Chemicals, Commercial Services, Commodity Funds, Computers, Distribution/Wholesale, Electric, Electronics, Engineering & Construction, Entertainment, Environmental Control, Food, Forest Products & Paper, Gas, Healthcare-Products, Healthcare-Services, Home Furnishings, Household Products/Wares, Housewares, Insurance, Internet, Iron/Steel, Lodging, Machinery-Diversified, Media, Mining, Miscellaneous Manufacturing, Municipal Income Funds, Office/Business Equipment, Packaging & Containers, Pipelines, Real Estate Investment Trusts, Savings & Loans, Software and Transportation.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
January 31, 2014 (Unaudited)
Shares		Value
	COMMON STOCKS - 48.9%
	AEROSPACE/DEFENSE - 3.5%
980	Alliant Techsystems, Inc.	$ 140,826
813	The Boeing Co.	101,836
6,408	Exelis, Inc.	125,533
1,065	L-3 Communications Holdings, Inc.	118,290
940	Lockheed Martin Corp.	141,855
6,094	M/A-COM Technology Solutions Holdings, Inc. *	103,598
2,257	Northrop Grumman Corp.	260,796
2,843	Raytheon Co.	270,284
		1,263,018
	AGRICULTURE - 0.3%
1,306	Bunge Ltd.	98,943

	AIRLINES - 1.2%
4,845	American Airlines Group, Inc. *	162,550
4,041	Delta Air Lines, Inc.	123,695
12,912	Hawaiian Holdings, Inc. *	131,186
		417,431
	AUTO PARTS & EQUIPMENT - 0.6%
1,371	Lear Corp.	99,164
1,492	TRW Automotive Holdings Corp. *	110,632
		209,796
	BANKS - 0.9%
1,529	Bank of Montreal	93,391
1,449	Capital One Financial Corp.	102,314
33	Fidelity Southern Corp.	466
6,819	United Community Banks, Inc./GA *	113,741
		309,912
	BEVERAGES - 0.6%
5,506	National Beverage Corp. *	114,139
1,169	PepsiCo, Inc.	93,941
		208,080
	BIOTECHNOLOGY - 0.4%
9,737	Repligen Corp. *	150,729

	CHEMICALS - 1.3%
1,564	Air Products & Chemicals, Inc. +	164,439
878	Airgas, Inc. +	90,645
1,168	Ecolab, Inc.	117,431
830	Praxair, Inc.	103,518
		476,033
	COMMERCIAL SERVICES - 1.9%
2,553	American Public Education, Inc. *	108,068
4,064	Apollo Education Group, Inc. *	131,227
13,133	CBIZ, Inc. *	112,944
3,306	ITT Educational Services, Inc. *	97,196
4,248	Medifast, Inc. *	112,699
3,220	Strayer Education, Inc. *	112,571
		674,705
	COMPUTERS - 1.8%
1,125	Apple, Inc. +	563,175
416	International Business Machines Corp.	73,499
		636,674
	DISTRIBUTION/WHOLESALE - 0.3%
4,599	Ingram Micro, Inc. *	115,067

	DIVERSIFIED FINANCIAL SERVICES- 2.5%
2,136	CBOE Holdings, Inc.	111,115
1,415	CME Group, Inc./IL	105,785
2,997	Federal Agricultural Mortgage Corp.	91,828
494	IntercontinentalExchange Group, Inc.	103,142

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (CONTINUED) - 2.5%
2,750	KB Financial Group, Inc. - ADR *	$ 92,263
2,506	Nelnet, Inc.	93,349
2,468	Shinhan Financial Group Co. Ltd. - ADR *	102,151
4,224	SLM Corp.	96,138
1,025	World Acceptance Corp. *	98,082
		893,853

	ELECTRIC - 0.6%
2,703	Exelon Corp.	78,387
2,096	FirstEnergy Corp.	66,003
2,900	PPL Corp.	88,653
		233,043
	ELECTRONICS - 0.3%
4,032	Sparton Corp. *	112,372

	ENGINEERING & CONSTRUCTION - 0.6%
4,748	Argan, Inc.	134,891
1,957	URS Corp.	98,241
		233,132
	ENTERTAINMENT - 0.8%
1,415	Bally Technologies, Inc. *	103,748
3,506	Lions Gate Entertainment, Corp.	113,349
7,746	Penn National Gaming, Inc. *	90,861
		307,958
	ENVIRONMENTAL CONTROL - 0.3%
2,338	Waste Management, Inc.	97,682

	FOOD - 1.7%
877	Arden Group, Inc.	110,677
2,346	Campbell Soup Co.	96,679
2,028	General Mills, Inc.	97,385
2,492	The Kroger Co.	89,961
4,539	Spartan Stores, Inc.	102,536
3,264	Sysco Corp.	114,501
		611,739
	FOREST PRODUCTS & PAPER - 0.3%
2,582	Neenah Paper, Inc.	112,162

	GAS - 0.3%
1,530	National Grid PLC - ADR	99,113

	HEALTHCARE-PRODUCTS - 0.7%
1,159	Becton Dickinson and Co.	125,311
2,946	CONMED Corp.	123,585
		248,896
	HEALTHCARE-SERVICES - 0.9%
3,039	HealthSouth Corp.	94,574
1,159	Humana, Inc.	112,771
1,807	Magellan Health Services, Inc. *	108,113
		315,458
	HOME FURNISHINGS - 0.5%
5,263	Select Comfort Corp. *	86,155
708	Whirlpool Corp.	94,376
		180,531
	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,083	The Clorox Co.	95,596
964	Kimberly-Clark Corp.	105,433
		201,029
	HOUSEWARES - 0.3%
6,839	Lifetime Brands, Inc.	105,457

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)
Shares		Value
	INSURANCE - 2.7%
5,114	American Equity Investment Life Holding Co.	$ 112,252
9,623	Crawford & Co.	77,850
3,135	EMC Insurance Group, Inc.	86,150
3,542	Employers Holdings, Inc.	87,027
1,393	Erie Indemnity Co.	97,747
696	Everest Re Group Ltd.	100,753
6,427	Old Republic International Corp.	100,390
1,717	Platinum Underwriters Holdings Ltd.	97,594
1,809	StanCorp Financial Group, Inc.	116,228
3,393	Stewart Information Services Corp.	110,306
		986,297
	INTERNET - 1.8%
2,031	Facebook, Inc. *	127,080
99	Google, Inc. *	116,916
4,173	Pandora Media, Inc. *	150,520
1,616	Splunk, Inc. *	124,481
29,211	Zynga, Inc. *	128,528
		647,525
	IRON/STEEL - 0.2%
19,195	Cia Siderurgica Nacional SA - ADR (a)	88,873

	LODGING - 0.3%
1,407	Las Vegas Sands Corp.	107,664

	MACHINERY-DIVERSIFIED - 0.3%
4,094	Columbus McKinnon Corp./NY *	101,204

	MEDIA - 0.3%
2,115	John Wiley & Sons, Inc.	114,506

	MINING - 0.5%
2,372	Compass Minerals International, Inc.	186,487

	MISCELLANEOUS MANUFACTURING - 0.9%
7,742	Federal Signal Corp. *	95,381
8,228	Smith & Wesson Holding Corp. * (a)	107,705
1,519	Sturm Ruger & Co., Inc. (a)	115,702
		318,788
	OFFICE/BUSINESS EQUIPTMENT - 0.3%
4,764	Pitney Bowes, Inc.	119,958

	OIL & GAS - 3.8%
25,500	Birchcliff Energy Ltd. *	194,055
2,574	Cheniere Energy, Inc. *	113,102
15,500	Chesapeake Energy Corp. +	417,105
949	Chevron Corp.	105,937
1,500	ConocoPhillips	97,425
945	Exxon Mobil Corp.	87,091
1,210	Marathon Petroleum Corp.	105,331
1,774	Murphy Oil Corp.	100,426
1,004	Occidental Petroleum Corp.	87,920
1,141	Royal Dutch Shell PLC - ADR	83,099
		1,391,491
	PACKAGING & CONTAINERS - 0.3%
2,721	Sonoco Products Co.	112,595

	PHARMACEUTICALS - 4.1%
3,739	Cardinal Health, Inc.	254,327
2,339	Catamaran Corp. *	113,722
1,925	GlaxoSmithKline PLC - ADR	99,215

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)
Shares		Value
	PHARMACEUTICALS (CONTINUED) - 4.1%
2,356	Johnson & Johnson	$ 208,435
1,739	Medivation, Inc. *	138,424
1,850	Merck & Co., Inc.	97,994
1,257	Novartis AG - ADR	99,391
723	Perrigo Co. Plc	112,542
1,049	Pharmacyclics, Inc. *	139,590
2,039	Questcor Pharmaceuticals, Inc.	136,633
1,469	USANA Health Sciences, Inc. * (a)	87,949
		1,488,222

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
5,460	Brixmor Property Group, Inc.	112,913
2,655	National Retail Properties, Inc.	88,146
6,719	Piedmont Office Realty Trust, Inc.	112,006
		313,065
	RETAIL - 3.9%
2,783	Best Buy Co., Inc.	65,512
2,112	The Buckle, Inc. (a)	93,604
1,900	CVS Caremark Corp.	128,668
3,715	Destination Maternity Corp.	99,673
6,033	Francesca's Holdings Corp. *	114,627
1,782	HSN, Inc.	97,600
1,883	Kohl's Corp.	95,336
897	McDonald's Corp.	84,470
1,373	MSC Industrial Direct Co., Inc.	115,359
4,809	Pier 1 Imports, Inc.	91,900
1,410	Signet Jewelers Ltd.	112,165
1,383	Target Corp.	78,333
4,617	Vera Bradley, Inc. *	110,900
12,729	The Wendy's Co.	115,452
		1,403,599
	SAVINGS & LOANS - 0.8%
7,200	Capitol Federal Financial, Inc. +	86,184
6,797	People's United Financial, Inc.	96,585
4,766	Washington Federal, Inc.	104,280
		287,049
	SEMICONDUCTORS - 0.6%
2,031	First Solar, Inc. *	102,728
4,088	Intel Corp.	100,320
		203,048
	SOFTWARE - 1.3%
3,570	CA, Inc.	114,526
1,796	Computer Programs & Systems, Inc.	120,009
4,839	Electronic Arts, Inc. *	127,750
3,049	Microsoft Corp.	115,405
		477,690
	TELECOMMUNICATIONS - 2.6%
2,460	AT&T, Inc.	81,967
2,030	BCE, Inc.	85,199
2,672	Chunghwa TeleCom Co. Ltd. - ADR (a)	78,557
1,790	Harris Corp.	124,119
9,728	Inteliquent, Inc.	112,845
90	JDS Uniphase Corp. *	1,196
4,102	Nippon Telegraph & Telephone Corp. - ADR	110,590
1,236	SBA Communications Corp. *	114,639
4,306	Telephone & Data Systems, Inc.	116,348
3,114	Vodafone Group PLC - ADR	115,405
		940,865
	TRANSPORTATION - 0.3%
3,638	Universal Truckload Services, Inc.	105,538

	TOTAL COMMON STOCKS (Cost - $16,887,271)	$ 17,707,277

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 30.9%
	ASSET ALLOCATION FUND - 3.0%
26,800	WisdomTree Managed Futures Strategy Fund * +	$ 1,100,676

	COMMODITY FUNDS - 2.9%
5,200	PowerShares DB Silver Fund * +	165,121
5,126	SPDR Gold Shares * +	615,581
10,730	United States Natural Gas Fund LP *	259,451
		1,040,153
	EQUITY FUNDS - 25.0%
5,000	EGShares Brazil Infrastructure ETF +	76,800
23,700	First Trust North American Energy Infrastructure Fund	560,505
2,100	Global X FTSE Greece 20 ETF	45,906
2,600	iShares MSCI All Peru Capped ETF +	84,370
4,200	iShares MSCI Brazil Small-Cap ETF +	74,382
1,700	iShares MSCI Chile Capped ETF +	69,071
9,075	iShares MSCI EAFE ETF +	577,261
24,450	iShares MSCI EAFE Small-Cap ETF +	1,211,986
6,990	iShares MSCI Germany ETF	208,512
4,101	iShares MSCI India ETF +	95,861
10,456	iShares MSCI India Small-Cap ETF +	206,506
4,763	iShares MSCI Indonesia ETF +	110,502
5,756	iShares MSCI Spain Capped ETF	218,037
15,050	iShares Russell 2000 ETF +	1,688,008
2,101	iShares U.S. Aerospace & Defense ETF	221,151
5,745	iShares U.S. Broker-Dealers ETF	212,967
2,651	iShares U.S. Financial Services ETF	213,538
4,157	Market Vectors Gaming ETF	214,584
4,465	Market Vectors Steel Index Fund	201,639
20,200	Powershares QQQ Trust Series 1 +	1,742,654
4,350	SPDR S&P 500 ETF Trust +	775,083
4,600	SPDR S&P Emerging Europe ETF +	165,784
2,000	SPDR S&P Emerging Markets SmallCap ETF +	87,140
		9,062,247
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,662,490)	11,203,076

	MUTUAL FUNDS - 10.9%
	DEBT FUNDS - 10.9%
67,004	DoubleLine Total Return Bond Fund	735,034
74,583	Neuberger Berman Floating Rate Income Fund	768,204
72,725	PIMCO Total Return Fund	786,886
72,569	PIMCO Unconstrained Bond Fund	809,149
75,080	Third Avenue Focused Credit Fund	858,917
	TOTAL MUTUAL FUNDS (Cost - $4,013,981)	3,958,190

	CLOSED-END FUNDS - 2.1%
	MUNICIPAL INCOME FUNDS 2.1%
9,650	AllianceBernstein National Municipal Income Fund, Inc.	125,450
11,200	Eaton Vance Municipal Bond Fund II	128,128
11,600	Invesco Advantage Municipal Income Trust II	126,788
10,000	Invesco Trust for Investment Grade Municipals	127,700
19,000	MFS Municipal Income Trust	120,460
10,600	Nuveen Municipal High Income Opportunity Fund	133,560
	TOTAL CLOSED-END FUNDS (Cost - $746,759)	762,086

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 10.1%
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
$ 400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. +	8.0000	1/15/2018	$ 416,000

	GAS - 2.5%
380,000	Sabine Pass LNG LP	7.5000	11/30/2016	423,700
440,000	Sabine Pass LNG LP + (b)	7.5000	11/30/2016	475,200
				898,900
	PIPELINES - 2.6%
900,000	Niska Gas Storage US LLC / Niska Gas Storage Canada ULC +	8.8750	3/15/2018	939,375

	SEMICONDUCTORS - 2.6%
900,000	Advanced Micro Devices, Inc. +	8.1250	12/15/2017	941,625

	TELECOMMUNICATIONS - 1.3%
450,000	Cincinnati Bell, Inc.	8.7500	3/15/2018	471,375

	TOTAL BONDS & NOTES (Cost - $3,586,086)			3,667,275
Shares
	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUNDS - 0.1%
21,342	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.03%**			21,342

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.5%
555,471	Fidelity Money Market Portfolio - Institutional Class, 0.08%**			555,471

	TOTAL SHORT-TERM INVESTMENTS (Cost - $576,813)			576,813

	TOTAL INVESTMENTS - 104.5% (Cost - $36,473,400) (c)			$ 37,874,717
	OTHER ASSETS LESS LIABILITIES - NET - (4.5)%			(1,627,613)
	TOTAL NET ASSETS - 100.0%			$ 36,247,104

Shares				Value
	SECURITIES SOLD SHORT - (23.7)% *
	COMMON STOCKS - (18.0)%
	BANKS - (0.6)%
626	The Goldman Sachs Group, Inc.			102,739
3,705	Zions Bancorporation			106,519
				209,258
	BIOTECHNOLOGY - (1.9)%
33,228	Chelsea Therapeutics International Ltd.			147,865
1,612	Cubist Pharmaceuticals, Inc.			117,821
6,852	Insmed, Inc.			139,918
4,843	Karyopharm Therapeutics, Inc.			169,069
2,848	KYTHERA Biopharmaceuticals, Inc.			131,008
				705,681
	CHEMICALS - (0.6)%
1,751	Albemarle Corp.			112,379
909	Westlake Chemical Corp.			110,480
				222,859
	COAL - (0.8)%
16,617	Alpha Natural Resources, Inc.			94,385
24,944	Arch Coal, Inc.			105,763
7,800	Walter Energy, Inc.			88,608
				288,756
	COMMERCIAL SERVICES - (1.1)%
7,460	Acacia Research Corp.			103,097
422	Alliance Data Systems Corp.			101,137
2,388	Leidos Holdings, Inc.			108,272
3,404	Vantiv, Inc.			103,277
				415,783
	COMPUTERS - (0.3)%
6,139	Riverbed Technology, Inc.			121,061

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - (0.3)%
1,223	American Express Co.	$ 103,979

	ELECTRIC - (0.3)%
1,754	Entergy Corp.	110,555

	ENTERTAINMENT - (0.8)%
3,127	DreamWorks Animation SKG, Inc.	105,505
6,112	International Game Technology	88,196
1,465	Vail Resorts, Inc.	99,840
		293,541
	HAND/MACHINE TOOLS - (0.3)%
1,376	Stanley Black & Decker, Inc.	106,502

	HEALTHCARE-SERVICES - (0.3)%
1,215	Laboratory Corp of America Holdings	109,143

	INSURANCE - (1.2)%
969	American National Insurance Co.	100,776
1,082	PartnerRe Ltd.	106,220
4,070	The Progressive Corp.	94,587
200	RenaissanceRe Holdings Ltd.	18,142
2,755	Validus Holdings Ltd.	98,960
		418,685
	INTERNET - (0.6)%
2,381	AOL, Inc.	109,716
306	Netflix, Inc.	125,255
		234,971
	LEISURE TIME - (0.3)%
2,763	Carnival Corp.	108,282

	MACHINERY DIVERSIFIED - (0.3)%
1,494	Nordson Corp.	103,564

	MEDIA - (0.3)%
1,022	FactSet Research Systems, Inc.	108,097

	MINING - (0.6)%
7,415	Horsehead Holding Corp.	113,598
19,371	Molycorp, Inc.	93,949
		207,547
	MISCELLANEOUS MANUFACTURING - (0.3)%
1,743	Colfax Corp.	105,016

	OIL & GAS- (0.9)%
6,658	Alon USA Energy, Inc.	104,597
3,528	PBF Energy, Inc.	91,481
18,287	SandRidge Energy, Inc.	112,465
		308,543
	OIL & GAS SERVICES - (0.3)%
33,636	ION Geophysical Corp.	101,917

	PHARMACEUTICALS - (2.9)%
661	Actavis plc	124,916
1,841	Clovis Oncology, Inc.	119,720
17,488	Durata Therapeutics, Inc.	187,122
9,061	Keryx Biopharmaceuticals, Inc.	139,358
19,405	MannKind Corp.	105,175
19,716	Synergy Pharmaceuticals, Inc.	104,692
4,413	TESARO, Inc.	139,053
3,114	Theravance, Inc.	114,657
		1,034,693

See accompanying notes to financial statements.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)
Shares			Value
	PIPELINES - (0.3)%
3,116	Spectra Energy Corp.		$ 112,020

	REAL ESTATE INVESTMENT TRUSTS - (0.9)%
2,134	Equity Residential		118,181
2,070	Home Properties, Inc.		115,402
1,885	The Macerich Co.		106,691
			340,274
	RETAIL - (0.5)%
2,042	Darden Restaurants, Inc.		100,956
1,431	Tractor Supply Co.		95,176
			196,132
	SOFTWARE - (0.7)%
1,143	Concur Technologies, Inc.		138,692
1,077	NetSuite, Inc.		113,279
			251,971
	TELECOMMUNICATIONS - (0.6)%
1,406	Loral Space & Communications, Inc.		104,536
3,300	T-Mobile US, Inc.		100,881
			205,417

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $6,559,948)		6,524,247

	EXCHANGE TRADED FUNDS & NOTES SOLD SHORT - (5.7)%
	COMMODITY FUNDS - (1.2)%
9,155	PowerShares DB Agriculture Fund		225,671
6,285	United States Oil Fund LP		218,718
			444,389

	DEBT FUNDS - (1.3)%
2,179	iShares 20+ Year Treasury Bond ETF		235,942
2,020	iShares TIPS Bond ETF		226,664
			462,606

	EQUITY FUNDS - (3.2)%
19,821	Global X Silver Miners ETF		238,645
5,217	iPATH S&P 500 VIX Short-Term Futures ETN		258,294
9,110	iShares MSCI Australia ETF		209,894
10,506	Market Vectors Gold Miners ETF		246,681
6,206	Market Vectors Rare Earth/Strategic Metals ETF		217,086
			1,170,600
	TOTAL EXCHANGE TRADED FUNDS & NOTES SOLD SHORT (Proceeds - $2,125,328)		2,077,595

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,685,276) (c)		$ 8,601,842

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.
+ All or part of these securities were held as collateral for securities sold short as of January 31, 2014.
(a) All or a portion of this security is on loan. Total loaned securities had a value of $540,854 at January 31, 2014.

(b) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of January 31, 2014, this security amounted to $475,200 or 1.3% of net assets.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note

(c) Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short) is $28,079,637 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 2,467,422
		Unrealized depreciation	(1,274,184)
		Net unrealized appreciation	$ 1,193,238

See accompanying notes to financial statements.

Wade Tactical L/S Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2014 (Unaudited)

ASSETS
Investment securities:
At cost	$ 36,473,400
At fair value[1]	$ 37,874,717
Deposits with broker	7,482,958
Receivable for securities sold	1,912,321
Dividends and interest receivable	81,336
Receivable for fund shares sold	17,170
Prepaid expenses and other assets	2,188
TOTAL ASSETS	47,370,690

LIABILITIES
Securities sold short (Proceeds - $8,685,276)	8,601,842
Line of credit	1,864,381
Collateral on securities loaned	555,471
Fund shares redeemed	38,056
Payable for securities purchased	66
Investment advisory fees payable	31,409
Fees payable to other affiliates	12,911
Interest payable - margin account	1,249
Accrued expenses and other liabilities	18,201
TOTAL LIABILITIES	11,123,586
NET ASSETS	$ 36,247,104

Net Assets Consist Of:
Paid in capital	$ 34,297,685
Accumulated net investment loss	(77,933)
Accumulated net realized gain from security transactions	542,618
Net unrealized appreciation of investments	1,484,734
NET ASSETS	$ 36,247,104

Net Asset Value Per Share:
Investor Shares:
Net Assets	$ 36,247,104
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,043,092

Net asset value, offering and redemption price per share (a)	$ 11.91

[1] Includes loaned securities with a value of $540,854.

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Wade Tactical L/S Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$ 334,126
Interest	131,616
Securities lending income	1,206
TOTAL INVESTMENT INCOME	466,948

EXPENSES
Investment advisory fees	187,838
Interest expense	100,076
Dividends on short positions	75,158
Administrative services fees	26,409
Custodian fees	19,363
Transfer agent fees	19,114
Legal fees	19,109
Accounting services fees	13,334
Non 12b-1 shareholder services fees	11,537
Audit fees	7,642
Compliance officer fees	7,563
Printing and postage expenses	7,007
Registration fees	4,997
Trustees' fees and expenses	3,529
Insurance expense	1,205
TOTAL EXPENSES	503,881

NET INVESTMENT LOSS	(36,933)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) from:
Investments	2,879,333
Securities sold short	(1,002,718)
Net realized gain from investments	1,876,615

Distributions of long term realized gains from underlying investment companies	5,062

Net change in unrealized appreciation (depreciation) from:
Investments	(2,018,725)
Securities sold short	382,664
Foreign currency translations	(17)
Net change in unrealized appreciation (depreciation) from investments, securities sold short
and foreign currency translations	(1,636,078)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT
AND FOREIGN CURRENCY TRANSLATIONS	245,599

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 208,666

See accompanying notes to financial statements.

Wade Tactical L/S Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	January 31, 2014	July 31,
	(Unaudited)	2013
FROM OPERATIONS
Net investment income (loss)	$ (36,933)	$ 318,003
Net realized gain from investments and securities sold short	1,876,615	1,137,130
Distributions of long term capital gains from underlying investment companies	5,062	9,259
Net change in unrealized appreciation (depreciation) from investments
and securities sold short	(1,636,078)	3,338,405
Net increase in net assets resulting from operations	208,666	4,802,797

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(120,229)	(310,829)
From net realized gains	(755,209)	(33,540)
Net decrease in net assets from distributions to shareholders	(875,438)	(344,369)

FROM SHARES OF BENEFICIAL INTEREST
Investor Class:
Proceeds from shares sold	2,626,285	11,954,854
Net asset value of shares issued in
reinvestment of distributions to shareholders	875,438	344,369
Redemption fee proceeds	56	97
Payments for shares redeemed	(9,913,677)	(11,071,202)
Net increase (decrease) in net assets from shares of beneficial interest	(6,411,898)	1,228,118

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(7,078,670)	5,686,546

NET ASSETS
Beginning of Period	43,325,774	37,639,228
End of Period *	$ 36,247,104	$ 43,325,774
* Accumulated net investment income (loss):	$ (77,933)	$ 79,229

SHARE ACTIVITY
Investor Class:
Shares Sold	216,888	1,049,916
Shares Reinvested	72,231	31,221
Shares Redeemed	(814,568)	(973,108)
	(525,449)	108,029

See accompanying notes to financial statements.

Wade Tactical L/S Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	January 31, 2014		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		July 31, 2013		July 31, 2012		July 31, 2011		July 31, 2010		July 31, 2009 (1)

Net asset value, Beginning of Period	$ 12.14		$ 10.88		$ 13.06		$ 12.22		$ 11.68		$ 10.00

Activity from investment operations:
Net investment income (loss) (2,3)	(0.01)		0.09		0.15		0.22		0.13		0.11
Net realized and unrealized
gain/(loss) on investments	0.07		1.27		(0.68)		0.95		0.56		1.59
Total from investment operations	0.06		1.36		(0.53)		1.17		0.69		1.70

Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	-

Less distributions from:
Net investment income	(0.04)		(0.09)		(0.23)		(0.16)		(0.09)		(0.02)
Net realized gains	(0.25)		(0.01)		(1.42)		(0.17)		(0.06)		-
Total distributions	(0.29)		(0.10)		(1.65)		(0.33)		(0.15)		(0.02)

Net asset value, end of period	$ 11.91		$ 12.14		$ 10.88		$ 13.06		$ 12.22		$ 11.68

Total return (5)	0.45%	(6)	12.63%		(4.09)%		9.67%		5.94%		17.02%	(6)

Net assets, End of Period (000s)	$ 36,247		$ 43,326		$ 37,639		$ 42,885		$ 47,019		$ 6,271

Ratio of expenses to average
net assets (including dividend and interest expense) (7)
before reimbursement	2.69%	(8)	1.81%		1.46%		1.43%		1.47%		6.14%	(8)
net of reimbursement	2.69%	(8)	1.81%		1.46%		1.43%		1.74%	(9)	1.99%	(8)
Ratio of expenses to average
net assets (excluding dividend and interest expense) (7)
before reimbursement	1.75%	(8)	1.59%		1.46%		1.43%		1.47%		6.14%	(8)
net of reimbursement	1.75%	(8)	1.59%		1.46%		1.43%		1.74%	(9)	1.99%	(8)
Ratio of net investment income (loss)
to average net assets (3) (7)	(0.20)%	(8)	0.79%		1.32%		1.68%		1.05%		1.53%	(8)

Portfolio Turnover Rate	135%	(6)	191%		78%		97%		155%		117%	(6)

(1)	The Wade Tactical L/S Fund Investor shares commenced operations on December 2, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4) Represents less than $0.005 per share.
(5)	Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
Assumes reinvestment of all dividends and distributions.
(6) Not annualized.
(7)

The ratios of expenses to average net assets and net investment income do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of the advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (Unaudited)

1.

ORGANIZATION

The Wade Tactical L/S Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return, with added emphasis on the protection of capital during unfavorable market conditions.  The Fund currently offers Investor Class shares. Class A shares of the Fund are currently not available for purchase.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market;

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014 (Unaudited)

the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,707,277	$ -	$ -	$ 17,707,277
Exchange Traded Funds	11,203,076	-	-	11,203,076
Mutual Funds	3,958,190	-	-	3,958,190
Closed-End Funds	762,086	-	-	762,086
Bonds & Notes	3,667,275	-	-	3,667,275
Short-Term Investments	576,813	-	-	576,813
Total	$ 37,874,717	$ -	$ -	$ 37,874,717
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,601,842	$ -	$ -	$ 8,601,842
Total	$ 8,601,842	$ -	$ -	$ 8,601,842

The Fund did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classifications.

It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 assets:

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 from Level 1	(735,034)	(735,034)
Net Transfer In/(Out) of Level 2	$ (735,034)	$ (735,034)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the company. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.  With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014 (Unaudited)

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statements of Assets and Liabilities as Deposits with Broker. The cash held as collateral for securities sold short as of January 31, 2014, was $7,482,958. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred on the Fund for the year ended January 31, 2014 is reported on the Statements of Operations as Interest expense. Interest amounts payable by the Funds as of January 31, 2014 are reported on the Statements of Assets and Liabilities as Interest payable – margin account.  As of January 31, 2014, there was $1,249 of interest payable.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid annually. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of and during the year ended July 31, 2013, related to uncertain tax positions expected to be taken on returns filed for the open tax years (2010, 2011 and 2012) or expected to be taken, in the Fund’s 2013 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six months ended January 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $52,433,109 and $58,005,574, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Wade Financial Group, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  Certain Trustees and officers of the Trust are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended January 31, 2014, the Fund paid advisory fees of $187,838.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) do not exceed 1.99% of the Fund’s average daily net assets for Investor Class shares through November 30, 2014.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% of average daily net assets for the Investor Class shares. If Fund Operating Expenses subsequently exceed 1.99% of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  As of January 31, 2014, there were no expenses subject to recapture.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. The Plan provides that a monthly service and/or distribution fee is calculated by the Advisor at an annual rate of 0.25% of the Funds average daily net assets. During the six months ended January 31, 2014, the Fund did not pay distribution related charges pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014 (Unaudited)

5.  BANK LINE OF CREDIT

The Fund has entered into a revolving line of credit agreement with Huntington National Bank for the purpose of investment purchases subject to the limitations of the 1940 Act of borrowings, of which borrowings are secured by securities pledged as collateral.  The maximum amount of borrowing allowed under the agreement is the lesser of $12,000,000 or 30% of the Fund’s daily market value.  The Fund will be charged an annual fee of $15,000 for this agreement. Borrowings under this agreement bear interest at the rate equal to the London Interbank Offered Rate (Libor Rate) plus 1.25% per annum, on the principal balance outstanding. As of January 31, 2014, the current rate is 1.41%. As of January 31, 2014, there was an outstanding loan of $1,864,381.  During the six months ended January 31, 2014, information related to borrowings under the Huntington Loan Agreement are as follows:

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Six Months
1.42%	$ 1,759,768	184	$ 20,285 *	$ 5,833,019

*Includes $5,826 of line of credit fees.

6.  SECURITIES LENDING

The Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.   The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

The following table presents financial instruments that are subject to enforceable netting arrangements as of January 31, 2014.

				Gross Amounts not Offsets in the Statement of Assets and Liabilities

Gross Amount of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
$ 555,471	**	$ -	$ 555,471	$ -	$ 555,471	(1)	$ -

** Included with Investments in securities on the Statements of Assets and Liabilities.

(1)  Any over-collateralization of total financial instruments is not shown.

7.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended January 31, 2014, the Fund assessed $56 in redemption fees for the Investor Class.

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014 (Unaudited)

8.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2013	July 31, 2012
Ordinary Income	$ 323,212	$ 1,791,893
Long-Term Capital Gain	21,157	3,487,272
	$ 344,369	$ 5,279,165

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	(Depreciation)	Earnings/(Deficits)
$ 98,474	$ -	$ (311,582)	$ -	$ 2,829,299	$ 2,616,191

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, partnerships and grantor trusts.

At July 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$ 81,741	$ 229,841	$ 311,582

Permanent book and tax differences primarily attributable to adjustments for return of capital distributions, real estate investment trusts, grantor trusts, partnerships and foreign currency transactions, resulted in reclassification for the Fund for the year ended July 31, 2013 as follows: a decrease in undistributed net investment income and accumulated net realized losses from security transactions of $30,054.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of January 31, 2014 Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 94% of the voting securities of the Wade Tactical L/S Fund.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Wade Tactical L/S Fund

EXPENSE EXAMPLES

January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 through January 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Actual		8/1/13	1/31/14	8/1/13 – 1/31/14*
Investor Class	1.75%	$1,000.00	$1,004.50	$8.84

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Hypothetical
(5% return before expenses)		8/1/13	1/31/14	8/1/13 – 1/31/14*
Investor Class	1.75%	$1,000.00	$1,016.38	$8.89

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Wade Tactical L/S Fund

PROXY VOTING

January 31, 2014 (Unaudited)

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers and Mark H. Taylor to the Board of Trustees of the Trust.

   Shares Voted

    Shares Voted Against

       In Favor

   or Abstentions

Mark Garbin

  609,702,446

      7,380,704

Mark D. Gersten

  609,750,246

      7,332,904

John V. Palancia

  609,370,118

      7,713,033

Andrew Rogers

  609,691,730

      7,391,421

Mark H. Taylor

  608,885,975

      8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

Wade Tactical L/S Fund

SUPPLEMENTAL INFORMATION

January 31, 2014 (Unaudited)

Wade Tactical L/S Fund (Advisor – Wade Financial Group, Inc.)*

In connection with the regular meeting held on May 21 and 22, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Wade Financial Group, Inc. (“Wade Financial”) and the Trust, on behalf of Wade Tactical L/S Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  With approximately $245 million in assets under management, the Trustees noted that Wade Financial has been providing a wide range of financial planning services and advice to corporate as well as wealth management clients since its founding in 1994.  In reviewing the key personnel servicing the Fund, the Trustees took into consideration their background and determined they possess financial management experience and knowledge to provide research and portfolio management and other key services for the Fund.  The Trustees noted that investment decisions are based on a blend of qualitative and quantitative research conducted by Wade Financial utilizing multiple research sources along with back testing results presented to the investment committee for further review and analysis before being approved and implemented.  They further noted that Wade Financial is not totally dependent on outside research sources as it also incorporates a contrarian value approach in its decision making process, and in seeking long term total return with protection of capital, Wade Financial uses diversification, stop losses, alternative low-correlating assets and maximum position size restrictions in order to reduce risk.  The Board has previous experience with the advisor and concluded that it is satisfied that the advisor can continue to deliver a quality of service expected by the Board and shareholders.

Performance.    The Trustees reviewed the Fund’s performance and noted the Fund’s beta and standard deviation show that the advisor may have given up too much in returns for what it is trying to achieve in terms of downside protection.  They noted the Fund returned 2.98% over the last year, underperforming its peer group (4.52%) and both the Morningstar Conservative Allocation (9.40%) and Long/Short Equity (5.15%) categories.  Since inception, however, they noted the Fund outperformed its peer group with returns of 7.48% versus 6.94%.  The Trustees noted as a positive that the advisor has made some changes in 2013 and the Fund’s performance is improving as a result.  They considered the Fund, year to date, is ranked in the top 20% of its peer funds.  After discussion, the Trustees concluded that the advisor has made changes that appear to be helping performance and are expecting that the Fund’s performance will continue to improve as Wade Financial continues with these changes.

Fees and Expenses.   The Trustees noted the advisory fee charged to the Fund is 1.00% which is in line with the peer group of 0.92% and Morningstar Long/Short category of 1.05%, but double that of the Morningstar Conservative Allocation at 0.50%.  With respect to the Morningstar categories, the Trustees considered the advisor’s representation that the Long/Short category is a more appropriate classification for the Fund, and in consideration of the Fund’s current strategy and increasing portion of portfolio dedicated to long/short the Board agreed that the Fund should be compared to the Long/Short category.  After further discussion, the Trustees agreed the Fund’s advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether economies of scale would be reached with respect to the management of the Fund.  They noted the advisor has negotiated breakpoints at $250 million and $500 million, and has an expense limitation agreement in place limiting Fund expenses to 1.99%.  After discussion, given the Fund’s relatively small asset level and in consideration of the negotiated breakpoints and expense limitation agreement, the Trustees concluded the absence of breakpoints in effect at this time was reasonable and shareholders will benefit appropriately from economies of scale as they are achieved.

Wade Tactical L/S Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2014 (Unaudited)

Profitability.  The Trustees reviewed the profitability analysis provided by the advisor and the profit was far from excessive in light of the relatively small profit in actual dollars.  They considered that the advisor indicated its intent to renew the Fund’s expense limitation agreement.  After discussion, the Trustees concluded that the level of profitability was not unreasonable.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-950-6WFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-950-6WFG.

INVESTMENT ADVISOR

Wade Financial Group, Inc.

5500 Wayzata Boulevard, Suite 190

Minneapolis, MN 55416

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/14